PROVISIONS - Future Disbursements (Details) - Dec. 31, 2020 $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 206.3	$ 193.2
Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	206.3
Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		193.2
2021 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	4.7
2021 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		3.1
2022 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	11.7
2022 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		3.1
2023 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	16.9
2023 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		0.0
2024 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	11.9
2024 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		0.0
2025 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	3.1
2025 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		0.0
2026 onwards | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 158.0
2026 onwards | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		$ 187.0